January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds VII, Inc.
• BlackRock Sustainable Emerging Markets Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Sustainable Emerging Markets Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.5%
Banco Bradesco SA, ADR	38,032	$ 80,248
Hapvida Participacoes e Investimentos SA(a)(b)	2,171,825	899,345
Lojas Renner SA	340,480	795,262
		1,774,855
China — 20.3%
China Mengniu Dairy Co. Ltd.	281,000	563,291
China Merchants Bank Co. Ltd., Class A	136,200	759,015
China Merchants Bank Co. Ltd., Class H	151,500	833,262
Contemporary Amperex Technology Co. Ltd., Class A	51,200	1,810,711
Flat Glass Group Co. Ltd., Class A	98,300	257,497
Flat Glass Group Co. Ltd., Class H	201,000	297,683
Hongfa Technology Co. Ltd., Class A	177,900	839,206
Industrial & Commercial Bank of China Ltd., Class H	1,979,000	1,347,058
KE Holdings, Inc., ADR	74,464	1,297,907
Luxshare Precision Industry Co. Ltd., Class A	138,132	763,541
NetEase, Inc.	46,600	957,871
NetEase, Inc., ADR	10,846	1,115,511
Ping An Insurance Group Co. of China Ltd., Class H	329,500	1,855,310
Tencent Holdings Ltd.	29,700	1,562,671
Trip.com Group Ltd., ADR(a)	4,780	335,413
		14,595,947
Egypt — 0.6%
Commercial International Bank - Egypt	298,892	453,426
Hong Kong — 3.0%
AIA Group Ltd.	151,200	1,062,958
Prudential PLC	135,241	1,125,466
		2,188,424
Hungary — 2.1%
OTP Bank Nyrt	24,962	1,544,384
India — 12.4%
Aavas Financiers Ltd.(a)	49,494	975,198
Aditya Birla Capital Ltd.(a)	363,486	750,087
Axis Bank Ltd.	98,960	1,121,272
Cipla Ltd.	44,873	764,650
Hindustan Unilever Ltd.	25,787	733,565
Infosys Ltd.	69,633	1,515,166
Macrotech Developers Ltd.	59,863	828,704
Marico Ltd.	143,519	1,109,193
Zomato Ltd.(a)	449,109	1,137,471
		8,935,306
Indonesia — 3.7%
Bank Central Asia Tbk PT	2,519,000	1,455,175
Bank Rakyat Indonesia Persero Tbk PT	4,553,000	1,175,709
		2,630,884
Kazakhstan — 1.5%
Kaspi.KZ JSC, ADR	10,950	1,041,345
Mexico — 5.5%
Grupo Aeroportuario del Centro Norte SAB de CV	107,030	1,010,437
Grupo Financiero Banorte SAB de C.V., Class O	300,971	2,079,869
Wal-Mart de Mexico SAB de CV	348,408	903,218
		3,993,524
Poland — 1.1%
Allegro.eu SA(a)(b)	105,838	776,716
Portugal — 0.8%
Jeronimo Martins SGPS SA	29,783	588,586
Security	Shares	Value
South Africa — 7.5%
Gold Fields Ltd.	41,586	$ 710,526
Gold Fields Ltd., ADR	55,747	943,797
Naspers Ltd., Class N	11,201	2,361,509
Pepkor Holdings Ltd.(b)	990,842	1,365,611
		5,381,443
South Korea — 9.5%
Kia Corp.	13,271	926,022
NAVER Corp.	7,706	1,141,159
Samsung Biologics Co. Ltd.(a)(b)	1,760	1,301,689
Samsung Electronics Co. Ltd.	16,354	584,062
Samsung Electronics Co. Ltd., GDR	615	549,791
SK Hynix, Inc.	17,147	2,308,493
		6,811,216
Taiwan — 18.3%
eMemory Technology, Inc.	9,000	888,296
MediaTek, Inc.	41,000	1,775,588
Taiwan Semiconductor Manufacturing Co. Ltd.	289,000	9,644,821
Wistron Corp.	268,000	879,536
		13,188,241
Turkey — 1.2%
Akbank TAS, Class A	476,107	860,496
United Arab Emirates — 1.2%
Aldar Properties PJSC	426,650	887,661
United States — 2.7%
Cognizant Technology Solutions Corp., Class A	10,745	887,645
EPAM Systems, Inc.(a)	4,190	1,064,092
		1,951,737
Total Common Stocks — 93.9% (Cost: $56,925,159)		67,604,191
Preferred Securities
Preferred Stocks — 1.1%
Brazil — 1.1%
Banco Bradesco SA	390,060	806,945
Total Preferred Securities — 1.1% (Cost: $1,089,317)		806,945
Total Long-Term Investments — 95.0% (Cost: $58,014,476)		68,411,136
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(c)(d)	3,900,391	3,900,391
Total Short-Term Securities — 5.4% (Cost: $3,900,391)		3,900,391
Total Investments — 100.4% (Cost: $61,914,867)		72,311,527
Liabilities in Excess of Other Assets — (0.4)%		(295,494)
Net Assets — 100.0%		$ 72,016,033

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Sustainable Emerging Markets Equity Fund

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 66 (b)	$ —	$ (66)	$ —	$ —	—	$ 3,614 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	531,575	3,368,816 (b)	—	—	—	3,900,391	3,900,391	71,695	—
				$ (66)	$ —	$ 3,900,391		$ 75,309	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	JPMorgan Chase Bank N.A.(b)	02/10/25 – 02/18/25	$1,921,052	$(302,859)(c)	$1,628,121	2.7%

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(9,928) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(b)
Range: Benchmarks:	40-95 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/10/25 - 02/18/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Germany
Puma SE	25,346	$795,363	48.9%
Security	Shares	Value	% of Basket Value
Vietnam
FPT Corp.	136,700	$832,758	51.1%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,628,121
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Sustainable Emerging Markets Equity Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 1,774,855	$ —	$ —	$ 1,774,855
China	2,748,831	11,847,116	—	14,595,947
Egypt	453,426	—	—	453,426
Hong Kong	—	2,188,424	—	2,188,424
Hungary	—	1,544,384	—	1,544,384
India	—	8,935,306	—	8,935,306
Indonesia	—	2,630,884	—	2,630,884
Kazakhstan	1,041,345	—	—	1,041,345
Mexico	3,993,524	—	—	3,993,524
Poland	—	776,716	—	776,716
Portugal	588,586	—	—	588,586
South Africa	943,797	4,437,646	—	5,381,443
South Korea	—	6,811,216	—	6,811,216
Taiwan	—	13,188,241	—	13,188,241
Turkey	—	860,496	—	860,496
United Arab Emirates	—	887,661	—	887,661
United States	1,951,737	—	—	1,951,737
Preferred Securities
Preferred Stocks	806,945	—	—	806,945
Short-Term Securities
Money Market Funds	3,900,391	—	—	3,900,391
	$ 18,203,437	$ 54,108,090	$ —	$ 72,311,527
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ —	$ (302,859)	$ —	$ (302,859)

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company